FIFTH THIRD FUNDS
                          SUPPLEMENT DATED MAY 7, 2003
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2003.

The information below supplements the buy and sell strategies implemented by the following funds:

TECHNOLOGY FUND

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

MICRO CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

SMALL CAP GROWTH FUND

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

SMALL CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more), and looking at insider trading activity.

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

MID CAP GROWTH FUND

The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

MULTI CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set

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target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

LARGE CAP OPPORTUNITY FUND

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, a company's stock price jumps significantly without a fundamental justification, or a better opportunity arises.

QUALITY GROWTH FUND

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management, financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

LARGE CAP CORE FUND

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, a company's stock price jumps significantly without a fundamental justification, or a better opportunity arises.

DISCIPLINED LARGE CAP VALUE FUND

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. The Advisor also attempts to control risk in the portfolio by monitoring sector weights, as compared to the benchmark index for the Fund.

LIFEMODEL FUNDS SM

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

BALANCED FUND

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

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STRATEGIC INCOME FUND

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

INTERMEDIATE BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

INTERMEDIATE MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

MICHIGAN MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

SHORT TERM BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.


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U.S. GOVERNMENT BOND FUND

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

OHIO MUNICIPAL BOND FUND

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

MONEY MARKET FUNDS

The Advisor may seek to identify securities that offer attractive relative value, compared to their peers. The Advisor may consider selling one of the Fund's holdings when deterioration in a commercial paper issuer's credit worthiness is detected, the portfolio's average maturity needs to be extended or shortened, or a better opportunity arises.



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STRATEGIC INCOME FUND.

1. The Fifth Third Strategic Income Fund now may invest in custody receipts. As a result, revised information pertaining to custody receipts appears below.

CUSTODY RECEIPTS. The Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

DISCIPLINED LARGE CAP VALUE FUND.

1. The Disciplined Large Cap Value Fund commenced operations on January 27, 1997. Accordingly, footnote * to the "Average Annual Total Returns" table appearing in the Combined Statement of Additional Information on page 90 regarding Institutional shares, page 94 regarding Class A shares, page 97 regarding Class B shares and page 101 regarding Class C shares is replaced in its entirety with the following:

         The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Quality Growth Fund, Balanced Fund, Mid Cap Growth Fund and U.S. Government Bond Fund's commencement of operations on November 20, 1992; the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997; and the Ohio Municipal Bond Fund's commencement of operations on May 27, 1993. The actual performance without these accounts would be as follows.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

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